Quarterly Holdings Report
for

Fidelity Freedom® 2020 Fund

June 30, 2019

F20-QTLY-0819
1.818361.114

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.4% 7/5/19 to 9/26/19 (a)
(Cost $12,773,577)	12,810,000	12,774,848
	Shares	Value

Domestic Equity Funds - 33.8%
Fidelity Series All-Sector Equity Fund (b)	34,440,454	$345,437,750
Fidelity Series Blue Chip Growth Fund (b)	39,954,234	608,902,530
Fidelity Series Commodity Strategy Fund (b)	171,671,943	808,574,854
Fidelity Series Growth Company Fund (b)	71,002,671	1,230,476,285
Fidelity Series Intrinsic Opportunities Fund (b)	89,845,515	1,475,263,361
Fidelity Series Large Cap Stock Fund (b)	87,244,499	1,306,922,601
Fidelity Series Large Cap Value Index Fund (b)	28,906,967	372,610,808
Fidelity Series Opportunistic Insights Fund (b)	36,379,093	673,377,017
Fidelity Series Small Cap Discovery Fund (b)	15,956,663	176,799,829
Fidelity Series Small Cap Opportunities Fund (b)	39,154,222	545,809,859
Fidelity Series Stock Selector Large Cap Value Fund (b)	81,753,082	1,006,380,434
Fidelity Series Value Discovery Fund (b)	55,695,052	715,124,471
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,057,160,258)		9,265,679,799

International Equity Funds - 20.7%
Fidelity Series Canada Fund (b)	15,934,842	174,008,475
Fidelity Series Emerging Markets Fund (b)	20,386,859	195,917,714
Fidelity Series Emerging Markets Opportunities Fund (b)	92,153,317	1,759,206,821
Fidelity Series International Growth Fund (b)	99,351,457	1,617,441,727
Fidelity Series International Small Cap Fund (b)	21,206,205	344,176,708
Fidelity Series International Value Fund (b)	161,152,530	1,551,898,860
Fidelity Series Overseas Fund (b)	3,434,792	34,485,315
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,525,514,931)		5,677,135,620

Bond Funds - 36.2%
Fidelity Series Emerging Markets Debt Fund (b)	19,331,375	188,094,278
Fidelity Series Floating Rate High Income Fund (b)	3,869,070	35,982,352
Fidelity Series High Income Fund (b)	21,091,510	200,791,172
Fidelity Series Inflation-Protected Bond Index Fund (b)	149,481,298	1,496,307,793
Fidelity Series International Credit Fund (b)	1,875,277	19,109,076
Fidelity Series Investment Grade Bond Fund (b)	574,865,937	6,570,717,663
Fidelity Series Long-Term Treasury Bond Index Fund (b)	137,631,473	1,281,349,015
Fidelity Series Real Estate Income Fund (b)	11,835,113	131,251,404
TOTAL BOND FUNDS
(Cost $9,707,063,177)		9,923,602,753

Short-Term Funds - 9.2%
Fidelity Cash Central Fund 2.42% (c)	76,977,424	76,992,819
Fidelity Series Government Money Market Fund 2.44% (b)(d)	1,979,524,451	1,979,524,451
Fidelity Series Short-Term Credit Fund (b)	45,381,922	456,088,318
TOTAL SHORT-TERM FUNDS
(Cost $2,509,639,010)		2,512,605,588
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $23,812,150,953)		27,391,798,608
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11,109,554)
NET ASSETS - 100%		$27,380,689,054

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	588	Sept. 2019	$56,545,020	$487,548	$487,548
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	9	Sept. 2019	474,030	17,394	17,394
TOTAL FUTURES CONTRACTS					$504,942

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,774,848.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$434,240
Total	$434,240

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$348,985,894	$1,319,389	$19,064,236	$--	$(1,868,677)	$16,065,380	$345,437,750
Fidelity Series Blue Chip Growth Fund	678,440,644	1,116,605	92,231,404	--	17,776,200	3,800,485	608,902,530
Fidelity Series Canada Fund	162,535,812	8,465,757	6,727,601	--	(6,223)	9,740,730	174,008,475
Fidelity Series Commodity Strategy Fund	648,066,793	202,112,245	32,100,159	--	(6,041,980)	(3,462,045)	808,574,854
Fidelity Series Emerging Markets Debt Fund	191,013,165	3,150,767	8,786,843	2,811,343	(342,790)	3,059,979	188,094,278
Fidelity Series Emerging Markets Fund	190,493,230	16,061,074	7,527,851	--	64,364	(3,173,103)	195,917,714
Fidelity Series Emerging Markets Opportunities Fund	1,780,054,457	2,948,213	76,079,472	--	6,383,240	45,900,383	1,759,206,821
Fidelity Series Floating Rate High Income Fund	37,128,969	615,851	1,882,894	543,119	(97,056)	217,482	35,982,352
Fidelity Series Government Money Market Fund 2.44%	1,841,889,984	251,426,564	113,792,097	11,277,888	--	--	1,979,524,451
Fidelity Series Growth Company Fund	1,319,414,474	2,259,093	123,595,916	--	22,594,481	9,804,153	1,230,476,285
Fidelity Series High Income Fund	251,669,491	3,412,928	57,016,158	3,219,405	(655,707)	3,380,618	200,791,172
Fidelity Series Inflation-Protected Bond Index Fund	1,462,674,190	59,831,263	60,115,393	1,510,271	(1,827,083)	35,744,816	1,496,307,793
Fidelity Series International Credit Fund	18,420,811	124,792	--	124,792	--	447,410	19,109,076
Fidelity Series International Growth Fund	1,574,757,886	2,681,139	69,991,142	--	7,535,683	102,458,161	1,617,441,727
Fidelity Series International Small Cap Fund	371,427,916	645,037	44,295,130	--	4,792,839	11,606,046	344,176,708
Fidelity Series International Value Fund	1,499,633,233	66,174,351	69,618,730	--	(2,808,638)	58,518,644	1,551,898,860
Fidelity Series Intrinsic Opportunities Fund	1,617,546,617	2,789,543	142,551,559	--	(7,726,799)	5,205,559	1,475,263,361
Fidelity Series Investment Grade Bond Fund	6,517,070,943	268,495,487	358,748,008	51,644,386	(2,794,654)	146,693,895	6,570,717,663
Fidelity Series Large Cap Stock Fund	1,398,688,050	11,782,913	135,184,916	9,369,498	4,720,291	26,916,263	1,306,922,601
Fidelity Series Large Cap Value Index Fund	403,711,107	673,348	46,530,318	--	5,242,313	9,514,358	372,610,808
Fidelity Series Long-Term Treasury Bond Index Fund	1,420,887,415	19,859,285	227,439,189	9,627,095	8,321,601	59,719,903	1,281,349,015
Fidelity Series Opportunistic Insights Fund	713,668,349	1,218,334	82,320,649	--	22,326,750	18,484,233	673,377,017
Fidelity Series Overseas Fund	--	34,410,521	--	--	--	74,794	34,485,315
Fidelity Series Real Estate Income Fund	132,913,632	2,087,648	5,900,070	1,859,609	116,824	2,033,370	131,251,404
Fidelity Series Short-Term Credit Fund	464,921,807	8,996,860	21,454,338	3,155,067	(43,795)	3,667,784	456,088,318
Fidelity Series Small Cap Discovery Fund	190,664,833	4,292,601	18,217,114	3,964,777	2,206,468	(2,146,959)	176,799,829
Fidelity Series Small Cap Opportunities Fund	565,288,705	1,000,343	39,843,060	--	(413,001)	19,776,872	545,809,859
Fidelity Series Stock Selector Large Cap Value Fund	1,073,557,659	1,838,396	114,436,465	--	13,717,752	31,703,092	1,006,380,434
Fidelity Series Value Discovery Fund	764,752,346	1,304,777	71,835,424	--	11,237,779	9,664,993	715,124,471
	$27,640,278,412	$981,095,124	$2,047,286,136	$99,107,250	$102,410,182	$625,417,296	$27,302,030,941

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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